Earnings per Share (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Incremental shares	1,272,798	2,964,828